Acquisitions (Details) - Schedule of pro forma financial information - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of pro forma financial information [Abstract]
Revenues											$ 489,556
Net income attributable to B. Riley Financial, Inc.					$ 17,129	$ 34,302	$ 22,157	$ 8,023			$ 20,822
Basic earnings per share											$ 0.80
Diluted earnings per share											$ 0.78
Weighted average basic shares outstanding	25,331,918	25,446,292	25,627,085	26,028,613	26,547,023	26,556,223	26,278,352	26,217,215	25,607,278	26,401,036	25,937,305
Weighted average diluted shares outstanding	25,966,501	27,050,448	26,992,823	26,028,613	28,412,871	28,233,423	26,896,573	26,687,531	26,508,397	27,529,157	26,764,856